SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived	$ 100,281
Finite-Lived Intangible Assets, Net, Ending Balance	1,000	$ 101,281	$ 4,842,856
Trade Names And Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	385,582	385,582
Finite-Lived Intangible Assets, Accumulated Amortization	24,031	24,031
Impairment of Intangible Assets, Finite-Lived	360,551	260,270
Finite-Lived Intangible Assets, Net, Ending Balance	$ 1,000	$ 101,281
Weighted average period amortization (in years)	15 years 3 months 3 days	15 years 3 months 3 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 3,930,000	$ 3,930,000	3,930,000
Finite-Lived Intangible Assets, Accumulated Amortization	50,038	50,038	33,749
Impairment of Intangible Assets, Finite-Lived	3,879,962	3,879,962
Finite-Lived Intangible Assets, Net, Ending Balance			$ 3,896,251
Weighted average period amortization (in years)	9 years 11 months 1 day	9 years 11 months 1 day	9 years 11 months 1 day
Impairment of Intangible Assets (Excluding Goodwill)		$ 3,879,962
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 580,000	580,000	580,000
Finite-Lived Intangible Assets, Accumulated Amortization	79,608	79,608	9,499
Impairment of Intangible Assets, Finite-Lived	500,392	500,392
Finite-Lived Intangible Assets, Net, Ending Balance			$ 570,501
Weighted average period amortization (in years)	4 years 10 months 28 days	4 years 10 months 28 days	4 years 10 months 28 days
Impairment of Intangible Assets (Excluding Goodwill)		$ 500,392
Intangiable Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 4,895,582	4,895,582	4,895,582
Finite-Lived Intangible Assets, Accumulated Amortization	153,677	153,677	52,726
Impairment of Intangible Assets, Finite-Lived	4,740,905	4,640,624
Finite-Lived Intangible Assets, Net, Ending Balance	$ 1,000	101,281	4,842,856
Impairment of Intangible Assets (Excluding Goodwill)		4,640,624
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		385,582	385,582
Finite-Lived Intangible Assets, Accumulated Amortization		24,031	9,478
Finite-Lived Intangible Assets, Net, Ending Balance		$ 101,281	$ 376,104
Weighted average period amortization (in years)		15 years 3 months 3 days	15 years 3 months 3 days
Impairment of Intangible Assets (Excluding Goodwill)		$ 260,270